Cover Page	Jul. 17, 2025
Document Information [Line Items]
Amendment Flag	false
Entity Registrant Name	XCEL ENERGY INC
Entity Central Index Key	0000072903
Entity Incorporation, State or Country Code	MN
Document Type	8-K
Document Period End Date	Jul. 17, 2025
Entity File Number	001-3034
Entity Tax Identification Number	41-0448030
Entity Address, Address Line One	414 Nicollet Mall
Entity Address, City or Town	Minneapolis,
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55401
City Area Code	(612)
Local Phone Number	330-5500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $2.50 par value per share
Trading Symbol	XEL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Public Service Company of Colorado
Document Information [Line Items]
Entity Registrant Name	SOUTHWESTERN PUBLIC SERVICE COMPANY
Entity Central Index Key	0000092521
Entity Incorporation, State or Country Code	NM
Southwestern Public Service Company
Document Information [Line Items]
Entity File Number	001-03789
Entity Tax Identification Number	75-0575400
Entity Address, Address Line One	790 South Buchanan Street
Entity Address, City or Town	Amarillo,
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	79101
City Area Code	(303)
Local Phone Number	571-7511